UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK 98.5%
AUSTRALIA 8.9%
REAL ESTATE
DIVERSIFIED 4.2%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0
Dexus Property Group	4,427,676	4,794,272
Goodman Group	1,100,345	5,476,086
GPT Group	1,291,306	4,987,886
Mirvac Group	4,026,131	6,790,729
		22,048,973
OFFICE 0.5%
Commonwealth Property Office Fund	2,133,274	2,465,376

RETAIL 4.2%
Charter Hall Retail REIT	660,543	2,689,003
Federation Centres Ltd.	2,435,722	5,984,849
Westfield Group	1,164,836	13,158,549
		21,832,401
TOTAL AUSTRALIA		46,346,750
BERMUDA 0.6%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	294,707	2,905,811

CANADA 3.7%
REAL ESTATE
DIVERSIFIED 1.5%
Canadian Real Estate Investment Trust	85,714	3,793,573
H&R Real Estate Investment Trust	163,725	3,769,777
		7,563,350
OFFICE 2.2%
Allied Properties Real Estate Investment Trust	157,097	5,107,953
Brookfield Office Properties (USD)	364,005	6,249,966
		11,357,919
TOTAL CANADA		18,921,269
FRANCE 3.0%
REAL ESTATE—RETAIL
Klepierre	112,540	4,420,832
Unibail-Rodamco	48,169	11,219,152
		15,639,984

	Number of Shares	Value
GERMANY 0.8%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG	233,916	$4,251,808

HONG KONG 11.5%
REAL ESTATE
DIVERSIFIED 7.4%
Agile Property Holdings Ltd.	1,793,000	2,134,263
Hang Lung Properties Ltd.	341,007	1,276,160
Henderson Land Development Co., Ltd.	78,000	533,059
Hysan Development Co., Ltd.	718,874	3,644,124
New World Development Co., Ltd.	2,918,000	4,946,941
Shimao Property Holdings Ltd.	200,000	384,925
Sino Land Co., Ltd.	2,339,800	3,966,708
Sun Hung Kai Properties Ltd.	1,068,019	14,363,989
Wharf Holdings Ltd.	789,051	7,049,318
		38,299,487
HOTEL 0.4%
Shangri-La Asia Ltd.	1,049,992	2,064,126

OFFICE 2.1%
Hongkong Land Holdings Ltd. (USD)	1,468,600	10,882,326

RESIDENTIAL 0.5%
Country Garden Holdings Co.(c)	5,419,200	2,680,785

RETAIL 1.1%
Link REIT	1,069,500	5,841,740
TOTAL HONG KONG		59,768,464

JAPAN 12.2%
REAL ESTATE
DIVERSIFIED 8.6%
Activia Properties	365	3,501,301
Mitsubishi Estate Co., Ltd.	677,238	19,072,162
Mitsui Fudosan Co., Ltd.	527,334	14,968,253
Sumitomo Realty & Development Co., Ltd.	114,000	4,414,192
United Urban Investment Corp.	1,614	2,630,133
		44,586,041
INDUSTRIALS 0.3%
GLP J-REIT	1,690	1,815,043

	Number of Shares	Value
OFFICE 1.8%
Japan Real Estate Investment Corp.	464	$6,412,748
Nippon Building Fund	214	2,991,703
		9,404,451
RETAIL 1.5%
AEON Mall Co., Ltd.	53,000	1,612,493
Japan Retail Fund Investment Corp.	2,409	5,962,681
		7,575,174
TOTAL JAPAN		63,380,709

MEXICO 0.6%
REAL ESTATE—DIVERSIFIED
Fibra Uno Administracion SA de CV	863,329	2,848,302

NETHERLANDS 2.3%
REAL ESTATE—RETAIL
Corio NV	201,763	9,412,841
Eurocommercial Properties NV	70,734	2,589,094
		12,001,935
NORWAY 0.7%
REAL ESTATE—OFFICE
Norwegian Property ASA	2,281,043	3,581,246

PHILIPPINES 0.6%
REAL ESTATE—RETAIL
SM Prime Holdings	6,071,042	2,841,385

SINGAPORE 4.5%
REAL ESTATE
DIVERSIFIED 0.5%
Capitaland Ltd.	917,000	2,609,755

HOTEL 0.6%
City Developments Ltd.	316,000	2,886,508

INDUSTRIALS 1.1%
Global Logistic Properties Ltd.	2,797,000	5,908,123

RETAIL 2.3%
CapitaMall Trust	2,657,008	4,477,080
CapitaMalls Asia Ltd.	2,285,999	3,778,206
Frasers Centrepoint Trust	466,000	803,999

	Number of Shares	Value
Suntec Real Estate Investment Trust	1,907,000	$2,767,445
		11,826,730
TOTAL SINGAPORE		23,231,116

SWEDEN 0.6%
REAL ESTATE—OFFICE
Fabege AB	319,206	3,262,327

UNITED KINGDOM 4.5%
REAL ESTATE
DIVERSIFIED 2.7%
Hammerson PLC	350,969	2,623,203
Land Securities Group PLC	700,249	8,820,503
Londonmetric Property PLC	1,715,900	2,763,658
		14,207,364
OFFICE 1.8%
Derwent London PLC	187,062	6,116,657
Great Portland Estates PLC	392,166	2,954,952
		9,071,609
TOTAL UNITED KINGDOM		23,278,973

UNITED STATES 44.0%
COMMUNICATIONS—TOWERS 1.0%
American Tower Corp.	66,621	5,124,487

REAL ESTATE 43.0%
DIVERSIFIED 3.7%
American Assets Trust	80,430	2,574,564
Duke Realty Corp.	227,637	3,865,276
Forest City Enterprises, Class A(c)	201,922	3,588,154
Vornado Realty Trust	89,978	7,525,760
WP Carey	25,770	1,736,898
		19,290,652
HEALTH CARE 2.3%
Ventas	164,284	12,025,589

HOTEL 2.3%
Hersha Hospitality Trust	536,725	3,134,474
Hyatt Hotels Corp., Class A(c)	120,604	5,213,711
Strategic Hotels & Resorts Worldwide(c)	447,932	3,740,232
		12,088,417

	Number of Shares	Value
INDUSTRIALS 2.8%
DCT Industrial Trust	744,285	$5,507,709
First Industrial Realty Trust	75,149	1,287,302
Prologis	194,566	7,778,749
		14,573,760
OFFICE 7.6%
Boston Properties	57,029	5,763,351
Corporate Office Properties Trust	193,409	5,160,152
Douglas Emmett	196,682	4,903,282
Highwoods Properties	131,720	5,212,161
Hudson Pacific Properties	92,867	2,019,857
Mack-Cali Realty Corp.	186,459	5,334,592
Parkway Properties	114,298	2,120,228
SL Green Realty Corp.	102,153	8,796,395
		39,310,018
OFFICE/INDUSTRIAL 0.3%
PS Business Parks	15,370	1,213,000

RESIDENTIAL 6.6%
APARTMENT 5.9%
Apartment Investment & Management Co.	218,007	6,684,095
BRE Properties	116,063	5,649,947
Colonial Properties Trust	151,695	3,429,824
Education Realty Trust	257,016	2,706,379
Home Properties	72,951	4,626,552
Mid-America Apartment Communities	38,904	2,686,710
UDR	204,618	4,949,709
		30,733,216
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties	46,897	3,601,690
TOTAL RESIDENTIAL		34,334,906

SELF STORAGE 4.4%
CubeSmart	297,124	4,694,559
Extra Space Storage	148,105	5,816,083
Public Storage	66,163	10,077,948
Sovran Self Storage	33,942	2,188,920
		22,777,510

		Number of Shares	Value
SHOPPING CENTERS 11.3%
COMMUNITY CENTER 4.4%
DDR Corp.		425,384	$7,410,189
Kimco Realty Corp.		350,363	7,848,131
Regency Centers Corp.		73,723	3,900,684
Tanger Factory Outlet Centers		102,513	3,708,921
			22,867,925
FREE STANDING 1.0%
Realty Income Corp.		114,027	5,171,124

REGIONAL MALL 5.9%
Simon Property Group		193,528	30,685,800
TOTAL SHOPPING CENTERS			58,724,849

SPECIALTY 1.7%
Digital Realty Trust		111,463	7,457,989
DuPont Fabros Technology		49,880	1,210,588
			8,668,577
TOTAL REAL ESTATE			223,007,278
TOTAL UNITED STATES			228,131,765
TOTAL COMMON STOCK (Identified cost—$396,236,695)			510,391,844

SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		750,000	750,000
Federated Government Obligations Fund, 0.01%(d)		750,000	750,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,500,000)			1,500,000

TOTAL INVESTMENTS (Identified cost—$397,736,695)	98.8%		511,891,844

OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		6,440,604

NET ASSETS (Equivalent to $23.54 per share based on 22,021,272 shares of common stock outstanding)	100.0%		$518,332,448

Glossary of Portfolio Abbreviations

EUR	Euro Currency

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.
(a)	Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)	Non-income producing security.
(d)	Rate quoted represents the seven-day yield of the fund.

Sector Summary	% of Net Assets
Diversified	29.2
Office	17.3
Retail	15.0
Shopping Centers	11.3
Residential	7.9
Self Storage	4.4
Industrials	4.2
Hotel	3.9
Health Care	2.3
Specialty	1.7
Other	1.5
Towers	1.0
Office/Industrial	0.3
100.0

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 28, 2013, there were $236,132,519 of securities transferred between Level 1 and Level 2, which resulted from not utilizing foreign equity fair value pricing procedures by the Fund as of March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$510,391,844	$510,391,844	$—	$—	(a)
Money Market Funds	1,500,000	—	1,500,000	—
Total Investments(b)	$511,891,844	$510,391,844	$1,500,000	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value  procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$397,736,695
Gross unrealized appreciation	$115,472,433
Gross unrealized depreciation	(1,317,284)
Net unrealized appreciation	$114,155,149

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013